Segmental analysis - Balance sheet by business (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Loans and advances to customers	£ 88,708	£ 72,614	£ 91,177
Customer accounts	229,274	215,948	£ 205,241
MSS
Disclosure of operating segments [line items]
Loans and advances to customers	2,234	2,785
Customer accounts	40,445	45,320
GB
Disclosure of operating segments [line items]
Loans and advances to customers	35,831	37,523
Customer accounts	75,218	79,606
GBM Other
Disclosure of operating segments [line items]
Loans and advances to customers	179	115
Customer accounts	8,472	5,903
CMB
Disclosure of operating segments [line items]
Loans and advances to customers	24,350	25,219
Customer accounts	53,581	55,749
WPB
Disclosure of operating segments [line items]
Loans and advances to customers	26,016	6,826
Customer accounts	51,444	29,211
Corporate Centre
Disclosure of operating segments [line items]
Loans and advances to customers	98	146
Customer accounts	£ 114	£ 159